Related Party Disclosures - Summary of Loan From/To Related Parties (Details) € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
SE Holdings Co.Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Interest paid	€ 3